FAIR VALUE MEASUREMENT (Tables)	3 Months Ended	12 Months Ended
	Nov. 30, 2014	Aug. 31, 2014
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]

The following table presents information about the Company’s assets and liabilities measured at fair value:

	November 30, 2014				August 31, 2014
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
	(In thousands)
Assets recorded at fair value:
Foreign exchange forward contracts	$1,610	$—	$1,610	$—	$713	$—	$713	$—
Liabilities recorded at fair value:
Foreign exchange forward contracts	$1,718	$—	$1,718	$—	$557	$—	$557	$—
Liabilities not recorded at fair value:
Long-term fixed-rate debt	$55,201	$—	$55,201	$—	$58,882	$—	$58,882	$—

The following table presents information about the Company’s assets and liabilities measured at fair value:

	August 31, 2014				August 31, 2013
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
	(In thousands)
Assets recorded at fair value:
Foreign exchange forward contracts	$713	$—	$713	$—	$151	$—	$151	$—
Liabilities recorded at fair value:
Foreign exchange forward contracts	$557	$—	$557	$—	$1,224	$—	$1,224	$—
Liabilities not recorded at fair value:
Long-term fixed-rate debt	$58,882	$—	$58,882	$—	$63,460	$—	$63,460	$—